Cash and cash equivalents - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 124,701	$ 197,544
Short-term bank deposits	165,575	76,091
Cash and cash equivalents	$ 290,276	$ 273,635	$ 269,195	$ 158,568